Changes in Goodwill by Reportable Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Goodwill [Line Items]
Goodwill	¥ 126,625		¥ 96,107		¥ 97,397
Accumulated impairment losses	(296)		(296)		(2,607)
Beginning Balance	126,329		95,811		94,790
Acquired	214,713		24,114		4,024
Impairment	0		0		0
Other (net)	25,333	[1]	6,404	[1]	(3,003)	[1]
Goodwill	366,671		126,625		96,107
Accumulated impairment losses	(296)		(296)		(296)
Ending Balance	366,375		126,329		95,811
Corporate Financial Services
Goodwill [Line Items]
Goodwill	754		754		547
Accumulated impairment losses	(257)		(257)		(430)
Beginning Balance	497		497		117
Acquired	550		0		380
Impairment	0		0		0
Other (net)	0	[1]	0	[1]	0	[1]
Goodwill	1,304		754		754
Accumulated impairment losses	(257)		(257)		(257)
Ending Balance	1,047		497		497
Maintenance Leasing
Goodwill [Line Items]
Goodwill	282		282		282
Accumulated impairment losses	0		0		0
Beginning Balance	282		282		282
Acquired	0		0		0
Impairment	0		0		0
Other (net)	0	[1]	0	[1]	0	[1]
Goodwill	282		282		282
Accumulated impairment losses	0		0		0
Ending Balance	282		282		282
Real Estate
Goodwill [Line Items]
Goodwill	19,329		19,063		19,047
Accumulated impairment losses	0		0		0
Beginning Balance	19,329		19,063		19,047
Acquired	0		199		44
Impairment	0		0		0
Other (net)	(29)	[1]	67	[1]	(28)	[1]
Goodwill	19,300		19,329		19,063
Accumulated impairment losses	0		0		0
Ending Balance	19,300		19,329		19,063
Investment and Operation
Goodwill [Line Items]
Goodwill	11,751		312		3,674
Accumulated impairment losses	(39)		(39)		(2,177)
Beginning Balance	11,712		273		1,497
Acquired	44,856		11,439		14
Impairment	0		0		0
Other (net)	111	[1]	0	[1]	(1,238)	[1]
Goodwill	56,718		11,751		312
Accumulated impairment losses	(39)		(39)		(39)
Ending Balance	56,679		11,712		273
Retail
Goodwill [Line Items]
Goodwill	15,424		4,452		4,452
Accumulated impairment losses	0		0		0
Beginning Balance	15,424		4,452		4,452
Acquired	0		10,972		0
Impairment	0		0		0
Other (net)	0	[1]	0	[1]	0	[1]
Goodwill	15,424		15,424		4,452
Accumulated impairment losses	0		0		0
Ending Balance	15,424		15,424		4,452
Overseas
Goodwill [Line Items]
Goodwill	79,085		71,244		69,395
Accumulated impairment losses	0		0		0
Beginning Balance	79,085		71,244		69,395
Acquired	169,307		1,504		3,586
Impairment	0		0		0
Other (net)	25,251	[1]	6,337	[1]	(1,737)	[1]
Goodwill	273,643		79,085		71,244
Accumulated impairment losses	0		0		0
Ending Balance	¥ 273,643		¥ 79,085		¥ 71,244

[1]	Other includes foreign currency translation adjustments and certain other reclassifications.